January 30, 2001



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549-1004

Attn:  Filing Desk - Stop 1-4

     Re: Insured Municipals Income Trust and Investors' Quality Tax-Exempt Trust, Multi-Series 215
          File No. 33-51925   CIK #896678

Ladies/Gentlemen:

         In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the "Securities Act") this letter serves to certify that the most recent amendment to the subject Registration Statement on Form S-6 for the above captioned Trust does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. The most recent amendment to the Registration Statement was filed electronically with the commission on January 25, 2001.

                                    Very truly yours,




                                    Van Kampen Funds Inc.